S000008596 [Member] Investment Objectives and Goals - William Blair Emerging Markets Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WILLIAM BLAIR EMERGING MARKETS GROWTH FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The William Blair Emerging Markets Growth Fund seeks long-term capital appreciation.